PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
10.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consist of the following:

	As of December 31,
	2014	2015

Computers and other electronic equipment	$3,617	$3,927
Furniture and fixtures	206	198
Leasehold improvements	256	142
Motor vehicles	602	571

	4,681	4,838

Less: accumulated depreciation and amortization	(3,801)	(4,158)

	$880	$680

For the years ended December 31, 2013, 2014 and 2015, depreciation and amortization expense was $833, $900 and $532, respectively.